Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	77 Months Ended
		Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jan. 18, 2018
C000195901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Account Value		$ 11,907	$ 11,907	$ 11,907		$ 11,045	$ 10,318	$ 11,804	$ 10,931	$ 10,120	$ 9,491	$ 9,425
Average Annual Return, Percent		1.61%	2.09%	2.74%	[1]
C000195901 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		7.81%	3.31%	3.69%	[1]
C000195909 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 12,831	$ 12,831	$ 12,831		11,883	11,065	12,632	11,663	10,767	10,080	10,000
Average Annual Return, Percent		7.98%	3.57%	3.94%	[2]
C000195910 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 12,877	$ 12,877	$ 12,877		11,908	11,080	12,640	11,676	10,778	10,080	10,000
Average Annual Return, Percent		8.14%	3.62%	4.00%	[3]
C000195903 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Account Value		$ 12,031	$ 12,031	$ 12,031		11,251	10,579	12,204	11,385	10,616	10,030	10,000
Average Annual Return, Percent	[4]	2.93%	2.17%	2.91%	[5]
C000195903 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		6.93%	2.53%	2.91%	[5]
C000195905 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 12,834	$ 12,834	$ 12,834		11,875	11,059	12,625	11,664	10,767	10,080	10,000
Average Annual Return, Percent		8.08%	3.57%	3.94%	[6]
C000195907 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 12,429	$ 12,429	$ 12,429		11,563	10,821	12,410	11,531	10,695	10,060	10,000
Average Annual Return, Percent		7.48%	3.05%	3.43%	[7]
C000195908 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 12,634	$ 12,634	$ 12,634		11,717	10,937	12,520	11,597	10,731	10,070	10,000
Average Annual Return, Percent		7.83%	3.32%	3.69%	[8]
C000195904 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Account Value		$ 12,040	$ 12,040	$ 12,040		11,250	10,588	12,205	11,388	10,615	10,030	10,000
Average Annual Return, Percent	[9]	6.02%	2.55%	2.92%	[10]
C000195904 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		7.02%	2.55%	2.92%	[10]
C000195906 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 12,035	$ 12,035	$ 12,035		11,252	10,574	12,198	11,390	10,613	10,030	10,000
Average Annual Return, Percent		6.96%	2.55%	2.91%	[11]
MSCI World Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net div)
Account Value		$ 17,810	$ 17,810	$ 17,810		14,818	12,504	14,596	10,498	10,207	9,600	10,000
Average Annual Return, Percent	[12]	20.19%	11.78%	9.35%	[1]
ICE BofA 0 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-3 Month U.S. Treasury Bill Index
Account Value		$ 11,465	$ 11,465	$ 11,465		$ 10,872	$ 10,481	$ 10,462	$ 10,454	$ 10,303	$ 10,073	$ 10,000
Average Annual Return, Percent	[12]	5.45%	2.16%	2.14%	[1]

[1]	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
[2]	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
[3]	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
[4]	Assuming redemption at the end of the applicable period.
[5]	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
[6]	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
[7]	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
[8]	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
[9]	Assuming redemption at the end of the applicable period.
[10]	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
[11]	For the period from the commencement of the class's investment operations, January 18, 2018 through June 30, 2024.
[12]	Source: FactSet Research Systems Inc.